Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	SPDR SERIES TRUST
Prospectus Date	rr_ProspectusDate	Oct. 31, 2013
Supplement [Text Block]	spdrst_SupplementTextBlock

SPDR Series Trust

Supplement dated May 1, 2014

to the

Prospectus dated October 31, 2013, as supplemented

Effective immediately, index information with respect to SPDR® Barclays Short Term International Treasury Bond ETF and SPDR® Barclays International Treasury Bond ETF is hereby revised as set forth herein.

On page 88 of the Prospectus within “The Fund’s Principal Investment Strategy” section, the following replaces similar disclosure concerning the benchmark index for SPDR® Barclays Short Term International Treasury Bond ETF:

The Index is designed to measure the performance of fixed-rate local currency sovereign debt of investment grade countries outside the United States that have remaining maturities of one to three years. The Index includes government bonds issued by investment grade countries outside the United States, in local currencies, that have remaining maturities of one to three years and are rated investment grade (Baa3/BBB-/BBB- or higher using the middle rating of Moody’s Investors Service, Inc., Standard & Poor’s, Inc. and Fitch Inc., respectively). Each of the component securities in the Index is a constituent of the Barclays Global Treasury ex-US Index, screened such that the following countries are included: Australia, Austria, Belgium, Canada, Chile, Czech Republic, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Latvia, Luxembourg, Malaysia, Malta, Mexico, Netherlands, New Zealand, Norway, Poland, Russia, Singapore, Slovakia, Slovenia, South Africa, South Korea, Spain, Sweden, Switzerland, Thailand, Turkey and the United Kingdom.

On page 92 of the Prospectus within “The Fund’s Principal Investment Strategy” section, the following replaces similar disclosure concerning the benchmark index for SPDR® Barclays International Treasury Bond ETF:

The Index is designed to track the fixed-rate local currency sovereign debt of investment grade countries outside the United States. The Index includes government bonds issued by investment grade countries outside the United States, in local currencies, that have a remaining maturity of one year or more and are rated investment grade (Baa3/BBB-/BBB- or higher using the middle rating of Moody’s Investors Service, Inc., Standard & Poor’s, Inc. and Fitch Inc., respectively). Each of the component securities in the Index is a constituent of the Barclays Global Treasury ex-US Index, screened such that the following countries are included: Australia, Austria, Belgium, Canada, Chile, Czech Republic, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Latvia, Luxembourg, Malaysia, Malta, Mexico, Netherlands, New Zealand, Norway, Poland, Russia, Singapore, Slovakia, Slovenia, South Africa, South Korea, Spain, Sweden, Switzerland, Thailand, Turkey and the United Kingdom.

SPDR(R) Barclays Short Term International Treasury Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	spdrst_SupplementTextBlock

SPDR Series Trust

Supplement dated May 1, 2014

to the

Prospectus dated October 31, 2013, as supplemented

Effective immediately, index information with respect to SPDR® Barclays Short Term International Treasury Bond ETF and SPDR® Barclays International Treasury Bond ETF is hereby revised as set forth herein.

On page 88 of the Prospectus within “The Fund’s Principal Investment Strategy” section, the following replaces similar disclosure concerning the benchmark index for SPDR® Barclays Short Term International Treasury Bond ETF:

The Index is designed to measure the performance of fixed-rate local currency sovereign debt of investment grade countries outside the United States that have remaining maturities of one to three years. The Index includes government bonds issued by investment grade countries outside the United States, in local currencies, that have remaining maturities of one to three years and are rated investment grade (Baa3/BBB-/BBB- or higher using the middle rating of Moody’s Investors Service, Inc., Standard & Poor’s, Inc. and Fitch Inc., respectively). Each of the component securities in the Index is a constituent of the Barclays Global Treasury ex-US Index, screened such that the following countries are included: Australia, Austria, Belgium, Canada, Chile, Czech Republic, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Latvia, Luxembourg, Malaysia, Malta, Mexico, Netherlands, New Zealand, Norway, Poland, Russia, Singapore, Slovakia, Slovenia, South Africa, South Korea, Spain, Sweden, Switzerland, Thailand, Turkey and the United Kingdom.

SPDR(R) Barclays International Treasury Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	spdrst_SupplementTextBlock

SPDR Series Trust

Supplement dated May 1, 2014

to the

Prospectus dated October 31, 2013, as supplemented

Effective immediately, index information with respect to SPDR® Barclays Short Term International Treasury Bond ETF and SPDR® Barclays International Treasury Bond ETF is hereby revised as set forth herein.

On page 92 of the Prospectus within “The Fund’s Principal Investment Strategy” section, the following replaces similar disclosure concerning the benchmark index for SPDR® Barclays International Treasury Bond ETF:

The Index is designed to track the fixed-rate local currency sovereign debt of investment grade countries outside the United States. The Index includes government bonds issued by investment grade countries outside the United States, in local currencies, that have a remaining maturity of one year or more and are rated investment grade (Baa3/BBB-/BBB- or higher using the middle rating of Moody’s Investors Service, Inc., Standard & Poor’s, Inc. and Fitch Inc., respectively). Each of the component securities in the Index is a constituent of the Barclays Global Treasury ex-US Index, screened such that the following countries are included: Australia, Austria, Belgium, Canada, Chile, Czech Republic, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Latvia, Luxembourg, Malaysia, Malta, Mexico, Netherlands, New Zealand, Norway, Poland, Russia, Singapore, Slovakia, Slovenia, South Africa, South Korea, Spain, Sweden, Switzerland, Thailand, Turkey and the United Kingdom.